Share-Based Payments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Share-Based Payments [Abstract]
Schedule of Old Share Options Held by Key Management Personnel

A summary of the movements in the number of share options held by employees and key management personnel of the Group is as follows:

	For the six months ended June 30,
	2024		2025
	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options
	US$ per share		US$ per share
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)

At January 1	0.0003	2,879,571	0.0003	690,055
Exercise during the period	0.0003	(1,335,873)	0.0003	(155,815)
Forfeited during the period	0.0003	(553,011)	-	-

At June 30	0.0003	990,687	0.0003	534,240

A summary of the movements in the number of RSUs held by employees and new joiners of the Group is as follows:

For the six months ended June 30,
2025
Number of options
(Unaudited)

At January 1	-
Granted during the period	2,247,817
Exercise during the period	(1,400,185)
Forfeited during the period	(83,663)

At June 30	763,969

A summary of the movements in the number of Old Share Options held by key management personnel of the Group which were granted in respect of their services rendered to the Group during the year ended December 31, 2022 was as follows:

	2022
	Weighted
	average
	exercise price	Number of
	US$ per share	options
At January 1	86.44	144,797
Cancelled during the year	86.44	(144,797)
At December 31	-	-

A summary of the movements in the number of share options under the 2022 Equity Plan, which was subsequently replaced by the MoneyHero Share Options, held by employees and key management personnel of the Group which were granted in respect of their services rendered to the Group is as follows:

	2024		2023
	Weighted		Weighted
	average		average
	exercise price	Number of	exercise price	Number of
	US$ per share	options	US$ per share	options
At January 1,	0.0001	2,879,571	-	-
Granted during the year	0.0001	51,419	0.0001	3,188,929
Forfeited during the year	0.0001	(647,602)	0.0001	(309,358)
Exercised during the year	0.0001	(1,593,333)	-	-
At December 31,	0.0001	690,055	0.0001	2,879,571

Schedule of Range of Exercise Prices and the Remaining Contractual Life

The range of exercise prices and the remaining contractual life of the MoneyHero Share Options held by employees and key management personnel of the Group outstanding as at the end of the reporting period are as follows:

	Remaining contractual life	Range of exercise prices	Number of Share Options
	(years)	US$ per share
	(Unaudited)	(Unaudited)	(Unaudited)

June 30, 2025	7.5 – 7.65	0.0003	534,240
June 30, 2024	8.5 – 8.65	0.0003	990,687

The range of exercise prices and the remaining contractual life of the MoneyHero Share Options held by employees and key management personnel of the Group outstanding as at the end of the reporting period are as follows:

	Remaining contractual life (years)	Exercise price US$ per share	Number of Share Options

2024	8 – 8.15	0.0001	690,055
2023	9 – 9.15	0.0001	2,879,571

Schedule of Lists the Inputs	The significant inputs into the model are shown below.
Dividend yield (%)	Nil
Risk-free interest rate (%)	4.26 – 4.36
Expected volatilities (%)	106 - 112
Fair value of underlying Ordinary Share (US$ per share)	1.02
Dividend yield (%)	Nil
Risk-free interest rate (%)	3.84 – 4.97
Expected volatilities (%)	74 - 122
Fair value of underlying Ordinary Share (US$ per share)	0.72

The fair values of MoneyHero Share Options granted during the year ended December 31, 2024 were estimated as at the date of grant using a binomial model, taking into account the terms and conditions upon which the options were granted. The following table lists the inputs to the model used:

Dividend yield (%)	-
Risk-free interest rate (%)	3.94
Exit rate (%)	25
Exercise multiples (%)	220
Volatility (%)	63
Expected life of options (years)	9
Fair value of underlying Ordinary Share (US$ per share)	1.03

The fair values of 2022 Share Options granted during the year ended December 31, 2023 before the Capital Reorganization were estimated as at the date of grant using a binomial model, taking into account the terms and conditions upon which the options were granted. The following table lists the inputs to the model used:

Dividend yield (%)	-
Risk-free interest rate (%)	3.49 - 3.87
Exit rate (%)	25
Exercise multiples (%)	220 - 280
Volatility (%)	60 - 62
Expected life of options (years)	10
Fair value of underlying Ordinary Share (US$ per share)	0.43 - 1.82

The estimated fair value of the RSUs used to recognize estimated cost of services rendered prior to their grant date was determined using the Chaffee Model for the year ended December 31, 2024. The significant inputs into the model are shown below.

Dividend yield (%)	Nil
Risk-free interest rate (%)	3.84 – 4.97
Expected volatilities (%)	74 - 123
Fair value of underlying Ordinary Share (US$ per share)	1.12